21 Derivative financial liability - current (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant [Member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Number of shares lapsed			111,582	38,844	24,465
Number of warrants issued		1,100
Share Options [Member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Number of shares lapsed			3,332	8,846	8,302
Warrants [Member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Number of warrants issued	3,150,000
Number of shares outstanding			3,150,000
Midatech Pharma US Inc [Member]
DisclosureOfDerivativeFinancialLiabilityCurrentLineItems [Line Items]
Share price			£ 0.56	£ 1.20	£ 7.20
Remeasurement of finance income			£ 0	£ 0	£ 400